 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253

Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)

525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 12/31

Date of reporting period: 07/01/10 - 06/30/11

Item 1. Proxy Voting Record

========= wELLS FARGO MANAGED ACCOUNTS COREBUILDER SHARES<sup>SM</sup> =========
=========                          - SERIES G                          =========

There were no proxies voted in relation to the securities held in the Fund's portfolio.

========= WELLS FARGO MANAGED ACCOUNTS COREBUILDER SHARES<sup>SM</sup> =========
=========                          - SERIES M                          =========

There were no proxies voted in relation to the securities held in the Fund's portfolio.

========== END NPX REPORT

SIGNATURES

PURSUANT  TO THE  REQUIREMENTS  OF THE  INVESTMENT  COMPANY  ACT  OF  1940, THE
REGISTRANT  HAS DULY  CAUSED  THIS  REPORT  TO BE  SIGNED  ON ITS  BEHALF BY
THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

WELLS FARGO FUNDS TRUST

BY: /s/ KARLA M. RABUSCH*
KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND EXECUTIVE
VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 30, 2011

*BY: /s/ ANDREW OWEN
ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF
ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.